AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 11, 2005
                                                      REGISTRATION NO. 333-00373
                                                               AND NO. 811-07501

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 13 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 14 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223


             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2005 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

           |_|      on      , pursuant to paragraph (a)(1) of Rule 485


                    If appropriate check the following box:

     |X| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

EXPLANATORY NOTE

        Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 13 (the "Amendment") was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 11,2005 and would have become effective at 5:30 pm on April 11, 2005.

Post-Effective Amendment No. 14 is being filed pursuant to Rule
485(b)(1)(iii)for the sole purpose of designating May 2, 2005 as the new date upon which the Amendment shall become effective.

The Fund's Prospectus relating to Monument Advisor is hereby incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-4, filed with the Securities and Exchange Commission on February 11, 2005.

The Fund's Statement of Additional Information relating to Monument Advisor is hereby incorporated by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-4, filed with the Securities and Exchange Commission on February 11,2005.

The Fund's Part C is hereby incorporated by reference to Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-4, filed with the Securities and Exchange Commission on February 11,2005.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 13 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized


JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By: /s/ Laurence P. Greenberg
------------------------------
Name:   Laurence P. Greenberg
Title:  CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

      SIGNATURE                            TITLE                                           DATE
/s/ David A. Smilow*                 Chairman of the Board                               4/11/05
----------------------------
Name: David Smilow


/s/ Tracey Hecht Smilow*             Director                                            4/11/05
----------------------------
Name:  Tracey Hecht Smilow


/s/ Laurence P. Greenberg            Director, Chief Executive Officer and President     4/11/05
----------------------------
Name: Laurence Greenberg


/s/ Timothy D. Rogers*               Chief Financial Officer and Treasurer               4/11/05
----------------------------
Name: Timothy D. Rogers


/s/ William J. Findlay*              Controller                                          4/11/05
----------------------------
Name: William J. Findlay


/s/ Dean C. Kehler*                  Director                                            4/11/05
----------------------------
Name: Dean C. Kehler


/s/ Thomas W. Leaton*                Director                                            4/11/05
----------------------------
Name: Thomas Leaton


/s/ Craig A. Hawley*                                                                     4/11/05
----------------------------
Name:  Craig A. Hawley
Attorney In Fact